NOTES PAYABLE (Details Narrative) - USD ($)										3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 16, 2025	Jan. 17, 2025	May 08, 2024	Jul. 28, 2023	Apr. 27, 2023	Jan. 10, 2023	Nov. 07, 2022	Jun. 23, 2022	Oct. 29, 2021	Sep. 30, 2023	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024	Apr. 01, 2025	Mar. 01, 2025	Jan. 22, 2025	May 31, 2024	Jan. 30, 2024	Nov. 02, 2023
Line of Credit Facility [Line Items]
Principal amount											$ 1,200,000
Line of credit											0	$ 1,000,000	$ 0
Subsequent Event [Member]
Line of Credit Facility [Line Items]
Waiver description	the Company and Cleveland entered into the First Amendment to the Note (“First Amendment”). The First Amendment amended the due date set forth in the Note dated November 2, 2023 (“Original Note”) and as amended by the First Amendment, the Note issued by the Registrant to Cleveland in connection with the Credit Facility Agreement dated November 2, 2023, by and between Cleveland and the Registrant. Pursuant to the First Amendment, the due date under the Original Note was changed from August 15, 2025 to September 30, 2025.
Third Amendment To Loan And Security Agreement [Member] | Silicon Valley Bank [Member]
Line of Credit Facility [Line Items]
Line of credit facility commitment fee amount							$ 12,500
Fourth Amendment to Loan and Security Agreement [Member] | Gibraltar Business Capital, LLC ("GBC") [Member]
Line of Credit Facility [Line Items]
Nonrefundable amendment fees																$ 50,000
Due and payable														$ 25,000	$ 25,000
Fourth Amendment to Loan and Security Agreement [Member] | Silicon Valley Bank [Member]
Line of Credit Facility [Line Items]
Line of credit facility commitment fee amount						$ 10,000
Security Agreement [Member]
Line of Credit Facility [Line Items]
Legal fee					$ 30,000
Gibraltar Business Capital, LLC ("GBC") [Member] | Loan and Security Agreement [Member]
Line of Credit Facility [Line Items]
Loan amount				$ 15,000,000.0
Loan amount expire date				Jul. 31, 2027
Loan amount interest rate of renewal fee				0.75%
Line of credit facility remaining borrowing capacity				$ 1,000,000
Loan amount maximum borrowing capcity				$ 5,000,000
Loan amount interest rate of outstanding principal				5.50%
Loan amount interest rate				3.00%
Loan amount fee				$ 112,500
Loan amount interest rate unused				0.50%
Loan terms				In addition, subject to conditions and terms set forth in the Loan and Security Agreement, the Company may request an increase in the Revolving Loan Commitment from time to time upon not less than 30 days’ notice to GBC which increase may be made at the sole discretion of GBC, as long as: (a) the requested increase is in a minimum amount of $1,000,000, and (b) the total increases do not exceed $5,000,000 and no more than five (5) increases are made.
Gibraltar Business Capital, LLC ("GBC") [Member] | Loan and Security Agreement [Member] | First Year After Closing Date [Member]
Line of Credit Facility [Line Items]
Loan amount interest rate of outstanding principal				2.00%
Gibraltar Business Capital, LLC ("GBC") [Member] | Loan and Security Agreement [Member] | One Year After Closing Date [Member]
Line of Credit Facility [Line Items]
Loan amount interest rate of outstanding principal				1.00%
Gibraltar Business Capital, LLC ("GBC") [Member] | First Amendment And Security Agreement [Member]
Line of Credit Facility [Line Items]
Principal amount																			$ 2,000,000
Gibraltar Business Capital, LLC ("GBC") [Member] | Second Amendment to Loan and Security Agreement [Member]
Line of Credit Facility [Line Items]
Line of credit facility remaining borrowing capacity											10,300,000	2,400,000
Nonrefundable fees																		$ 7,500
Nonrefundable amendment fees																		10,000
Line of credit facility drawdowns											7,900,000	64,500,000	65,800,000
Line of credit facility drawdowns												64,700,000	$ 52,000,000.0
Line of credit											$ 5,700,000	$ 13,600,000
Waiver description			the Company received a Waiver, which waived the Default, subject to satisfaction of the following conditions: (i) receipt of a counterpart of the Waiver duly executed by the Company; (ii) receipt of the waiver fee of $20,000; (iii) receipt of the representations and warranties from the Company that after giving effect to the Waiver, the representations and warranties contained in the Agreement, the Waiver and the other Loan Documents shall be true and correct; and (iv) after giving effect to the Waiver, no additional event of default shall have occurred and be continuing on and as of the effective date of the Waiver.
Gibraltar Business Capital, LLC ("GBC") [Member] | Second Amendment to Loan and Security Agreement [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Commitment																		15,000,000.0
Gibraltar Business Capital, LLC ("GBC") [Member] | Second Amendment to Loan and Security Agreement [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Commitment																		$ 16,000,000.0
Gibraltar Business Capital, LLC ("GBC") [Member] | Third Amendment To Loan And Security Agreement [Member]
Line of Credit Facility [Line Items]
Nonrefundable amendment fees																	$ 50,000
Gibraltar Business Capital, LLC ("GBC") [Member] | Third Amendment And Security Agreement [Member]
Line of Credit Facility [Line Items]
Waiver description		the Company received a Waiver (the “January Waiver”), which waived the Defaults, subject to satisfaction of the following conditions, which have been met: (i) receipt of a counterpart of the January Waiver duly executed by the Company; and (ii) receipt of a waiver fee of $25,000; and (iii) receipt of the representations and warranties from the Company that after giving effect to the Waiver, the representations and warranties contained in the Agreement, the Waiver and the other Loan Documents shall be true and correct; and (iv) after giving effect to the January Waiver, no additional event of default shall have occurred and be continuing on and as of the effective date of the January Waiver.
Gibraltar Business Capital, LLC ("GBC") [Member] | Fifth Amendment to Loan and Security Agreement [Member]
Line of Credit Facility [Line Items]
Loan amount expire date	Aug. 31, 2025
Nonrefundable amendment fees	$ 112,500
Gibraltar Business Capital, LLC ("GBC") [Member] | Fifth Amendment to Loan and Security Agreement [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Loan amount expire date	Aug. 31, 2025
Nonrefundable amendment fees	$ 112,500
Gibraltar Business Capital, LLC ("GBC") [Member] | Firstmendment To Loan And Security Agreement [Member]
Line of Credit Facility [Line Items]
Nonrefundable amendment fees									$ 22,500
Silicon Valley Bank [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility drawdowns										$ 1,400,000
Line of credit facility drawdowns										$ 11,300,000
Silicon Valley Bank [Member] | First Amendment And Security Agreement [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Loan amount expire date									Nov. 07, 2022
Loan amount maximum borrowing capcity									$ 6,000,000.0
Line of credit interest rate description									(i) Prime Rate plus two and a half percent (2.50%), or (ii) five and three-quarters percent (5.75%). The Company paid a non-refundable commitment fee of $15,000 upon execution of the Agreement and an additional non-refundable commitment fee of $22,500 in connection with the First Amendment.
Line of credit facility commitment fee amount									$ 15,000
Silicon Valley Bank [Member] | First Amendment And Security Agreement [Member] | Minimum [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Loan amount maximum borrowing capcity									4,000,000.0
Silicon Valley Bank [Member] | First Amendment And Security Agreement [Member] | Maximum [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Loan amount maximum borrowing capcity									$ 6,000,000.0
Silicon Valley Bank [Member] | Second Amendment to Loan and Security Agreement [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Loan amount maximum borrowing capcity								$ 8,000,000.0
Line of credit facility commitment fee amount								$ 5,000
Warrant term								12 years
Purchase of common stock into warrant shares								40,806
Warrant exercise price per share								$ 2.23
Silicon Valley Bank [Member] | Second Amendment And Security Agreement One [Member]
Line of Credit Facility [Line Items]
Line of credit interest rate description								(A) Prime Rate plus three and one-half of one percent (3.50%) or (B) seven and one-half of one percent (7.50%). Interest payments are due monthly on the last day of the month. In addition, the Company is required to pay a quarterly unused facility fee equal to one-quarter of one percent (0.25%) per annum of the average daily unused portion of the $8.0 million commitment under the SVB Credit Facility, depending upon availability of borrowings under the Revolving LOC.
Silicon Valley Bank [Member] | Fourth Amendment And Security Agreement [Member] | Minimum [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Loan amount maximum borrowing capcity						8,000,000.0
Silicon Valley Bank [Member] | Fourth Amendment And Security Agreement [Member] | Maximum [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Loan amount maximum borrowing capcity						$ 14,000,000.0